Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of reconciliation of the statutory U.S. federal rate to the Company's effective tax rate

	For the years ended December 31,
	2012	2011
Percent of pre-tax income:
U.S. federal statutory income tax rate	35.0%	35.0%
State taxes, net of federal benefit	0.0%	3.4%
Permanent items	(1.0)%	(0.6)%
Research and development credit	1.0%	0.7%
Change in valuation allowance	(35.0)%	(33.3)%

Effective income tax rate	0.0%	5.2%

Schedule of significant components of the Company's deferred tax assets/liabilities

	December 31,
	2012	2011
Deferred tax assets/liabilities
Federal net operating loss carryforwards	$29,464	$24,325
State and local net operating loss carryforwards	4,825	3,487
License and technology payments	5,566	6,099
Share-based compensation	476	220
Depreciation	(11)	(27)
Federal research and development credit carryforwards	1,562	1,417
State research and development credit carryforwards	781	708

Deferred income tax assets	42,663	36,229
Valuation allowance	(42,663)	(36,229)

Net deferred tax assets (liabilities)	—	—

Summary of carryforwards of net operating losses and tax credits

	Amount	Expiration
Federal net operating losses	$84,200	2032
Research and development credits	$1,600	2032